UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2017

Shares		Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—98.7%
COMMON STOCKS—98.1%
ISRAEL—86.9%
73,100		Azrieli Group Ltd. (a)	Real Estate Management & Development— 4.7%	$4,065,659
602,600		Bank Hapoalim BM (a)	Banks— 4.9%	4,216,771
762,000		Bank Leumi Le-Israel BM (a)	Banks— 4.7%	4,049,662
2,628,704		Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services— 4.3%	3,756,248
94,953		Check Point Software Technologies Ltd. (b)	Software— 12.4%	10,826,541
32,735		Elbit Systems Ltd. (a)	Aerospace & Defense— 5.5%	4,812,744
118,000		First International Bank of Israel Ltd.	Banks— 2.5%	2,202,903
123,300		Fox Wizel Ltd.	Textiles, Apparel & Luxury Goods— 2.8%	2,465,093
102,100		Frutarom Industries Ltd.	Chemicals— 9.0%	7,853,624
389,500		Israel Chemicals Ltd. (a)	Chemicals— 2.0%	1,734,063
183,946		Ituran Location and Control Ltd.	Communications Equipment— 7.6%	6,631,253
415,000		Matomy Media Group Ltd. (b)	Internet Software & Services— 0.6%	533,856
230,600		Mizrahi Tefahot Bank Ltd. (a)	Banks— 4.8%	4,135,698
66,500		NICE Ltd. (a)	Software— 6.2%	5,386,534
81,616		Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	Food & Staples Retailing— 4.8%	4,167,616
143,000		Sapiens International Corp. NV (a)(b)	Software— 2.2%	1,867,980
167,100		Strauss Group Ltd. (a)	Food Products— 3.6%	3,146,320
210,720		Teva Pharmaceutical Industries Ltd. (a)	Pharmaceuticals— 4.3%	3,749,604
				75,602,169

UNITED STATES—11.2%
64,900		Amdocs Ltd.	Information Technology Services— 4.8%	4,174,368
66,300		Perrigo Co. PLC (a)	Pharmaceuticals— 6.4%	5,578,770
				9,753,138
		Total Common Stocks		85,355,307

PRIVATE EQUITY—0.6%
GLOBAL—0.1%*
2,237,292	(c)	Emerging Markets Ventures I, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— 0.1%	34,589

ISRAEL—0.5%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P. (a)(b)(d)(f)(g)	Private Equity— —%	31,000
1,674,588	(c)	BPA Israel Ventures, LLC (a)(b)(d)(e)(f)(g)	Private Equity— 0.2%	153,375
250,440	(c)	Delta Fund I, L.P. (a)(b)(d)(f)(g)	Private Equity— 0.1%	53,564
36,320		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
31,152		Exent Technologies Ltd. Preferred C Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
7,858		Exent Technologies Ltd. Warrants A1 (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
23,428		Flash Networks Ltd. Ordinary Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
6		Flash Networks Ltd. Series C Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
11,632		Flash Networks Ltd. Series C-1 Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2017

6,763		Flash Networks Ltd. Series D Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	$—
4,976		Flash Networks Ltd. Series E Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
11		Flash Networks Ltd. Warrants C (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
26		Flash Networks Ltd. Warrants Ordinary (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
1,250,000	(c)	Giza GE Venture Fund III, L.P. (a)(b)(d)(f)(g)	Private Equity— —%	25,100
761,184	(c)	Neurone Ventures II, L.P. (a)(b)(d)(g)(h)	Private Equity— 0.2%	200,618
32,574		Vidyo, Inc. Trust A (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
15,531		Vidyo, Inc. Trust B (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
13,219		Vidyo, Inc. Trust B1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
6,864		Vidyo, Inc. Trust C (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
1,802		Vidyo, Inc. Trust Common (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
2,713		Vidyo, Inc. Trust D (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
				463,657
		Total Private Equity—0.6% (cost $3,813,420)		498,246
		Total Long-Term Investments—98.7% (cost $50,529,243)		85,853,553

SHORT-TERM INVESTMENT—0.5%
UNITED STATES—0.5%
455,833		State Street Institutional U.S. Government Money Market Fund(k)		455,833
		Total Short-Term Investment—0.5% (cost $455,833)		455,833
		Total Investments—99.2% (cost $50,985,076) (l)		86,309,386
		Other Assets in Excess of Liabilities—0.8%		675,269
		Net Assets—100.0%		$86,984,655

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Illiquid security.
(e)	As of September 30, 2017, the aggregate amount of open commitments for the Fund is $888,120.
(f)	In liquidation.
(g)	Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.
(h)	Active investments.
(i)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio of Investments.

(j)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(k)	Registered investment company advised by State Street Global Advisors.
(l)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.
*	“Global” is the percentage attributable to the Fund’s holding in a private equity fund which invests globally and is not categorized under a particular country.

PLC	Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.6% of the net assets of the Fund as of September 30, 2017. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2017

factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$2,202,903	$12,402,131	$—	$14,605,034
Chemicals	7,853,624	1,734,063	—	9,587,687
Communications Equipment	6,631,253	—	—	6,631,253
Diversified Telecommunication Services	3,756,248	—	—	3,756,248
Food & Staples Retailing	4,167,616	—	—	4,167,616
Information Technology Services	4,174,368	—	—	4,174,368
Internet Software & Services	533,856	—	—	533,856
Software	10,826,541	7,254,514	—	18,081,055
Textiles, Apparel & Luxury Goods	2,465,093	—	—	2,465,093
Other	—	21,353,097	—	21,353,097
Short-Term Investment	455,833	—	—	455,833
Total	$43,067,335	$42,743,805	$—	$85,811,140
Private Equity (a)				498,246
Total Investments				$86,309,386

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each fiscal period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2017, securities issued by Bezeq The Israeli Telecommunication Corp. Ltd., First International Bank of Israel Ltd., Fox Wizel Ltd., Frutarom Industries Ltd. and Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. transferred from Level 2 to Level 1 at the values of $3,756,248, $2,202,903, $2,465,093, $7,853,624 and $4,167,616, respectively, because the securities could be valued without the application of a valuation factor at September 30, 2017. For the period ended September 30, 2017, there were no significant changes to the fair valuation methodologies.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2017

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 9/30/17	Percent of Net Assets	Cumulative Distributions Received (2)
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$1,250,000	$985,303	$31,000	0.03%	$1,660,765
BPA Israel Ventures, LLC (3)	10/05/00 – 12/09/05	2,300,000	904,998	153,375	0.18	352,822
Delta Fund I, L.P.	11/15/00 – 03/28/07	250,000	89,240	53,564	0.06	339,118
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	2,500,000	762,340	34,589	0.04	2,573,955
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	—	59,400	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	—	54,613	—	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	1,250,000	771,228	25,100	0.03	395,032
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	750,000	115,997	200,618	0.23	533,564
Vidyo, Inc. Trust A (Preferred) (5)	11/22/13	—	29,796	—	—	—
Vidyo, Inc. Trust B (Preferred) (5)	11/22/13	—	14,207	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (5)	11/22/13	—	12,092	—	—	—
Vidyo, Inc. Trust C (Preferred) (5)	11/22/13	—	6,279	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (5)	11/22/13	—	3,796	—	—	—
Vidyo, Inc. Trust Common (5)	11/22/13	—	1,649	—	—	—
Vidyo, Inc. Trust D (Preferred) (5)	11/22/13	—	2,482	—	—	—
Total		$8,300,000	$3,813,420	$498,246	0.57%	$5,855,256

Amounts listed as “—“ are $0 or round to $0.

(1)   Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Delta Fund I, L.P., Emerging Markets Ventures I, L.P. and Giza GE Venture Fund III, L.P are in liquidation.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2017

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) BPA Israel Ventures LLC has open commitments of $625,412. Emerging Markets Ventures I, L.P. has open commitments of $262,708.

(4)   Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(5)  Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 27, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: November 27, 2017